Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.0%
ATI, Inc.
(a)
......................... 15,401 $ 2,886,763
Axon Enterprise, Inc.
(a)
................ 8,797 4,642,705
BWX Technologies, Inc. ............... 10,515 1,773,881
Carpenter Technology Corp. ............ 5,631 2,926,205
Curtiss-Wright Corp. .................. 4,219 3,054,556
HEICO Corp. ...................... 4,880 1,739,037
HEICO Corp. , Class A ................. 8,943 2,300,855
L3Harris Technologies, Inc. ............. 21,350 5,915,231
Northrop Grumman Corp. .............. 16,224 8,801,196
Rocket Lab Corp.
(a)
.................. 61,793 4,013,455
Textron, Inc. ....................... 20,011 1,706,138
TransDigm Group, Inc. ................ 6,178 7,749,560
Woodward, Inc. ..................... 6,767 2,441,195
49,950,777
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc. ........... 13,040 1,926,399
Expeditors International of Washington, Inc. .. 14,641 2,458,077
United Parcel Service, Inc. , Class B ....... 85,526 8,913,520
13,297,996
Automobiles — 1.0%
Ford Motor Co. ..................... 451,215 6,623,836
General Motors Co. .................. 103,450 9,192,567
Rivian Automotive, Inc. , Class A
(a)
......... 101,572 1,545,926
17,362,329
Banks — 3.4%
Citizens Financial Group, Inc. ........... 48,360 3,464,994
East West Bancorp, Inc. ............... 15,733 2,061,023
Fifth Third Bancorp .................. 103,278 5,835,207
First Citizens BancShares, Inc. , Class A ..... 903 1,974,545
Huntington Bancshares, Inc. ............ 224,452 3,824,662
KeyCorp .......................... 106,080 2,396,347
M&T Bank Corp. .................... 16,770 4,130,283
PNC Financial Services Group, Inc. (The) ... 46,290 11,566,482
Regions Financial Corp. ............... 94,073 2,911,560
Truist Financial Corp. ................. 142,582 7,391,451
US Bancorp ....................... 178,279 11,233,360
56,789,914
Beverages — 0.9%
Constellation Brands, Inc. , Class A ........ 16,905 2,201,538
Keurig Dr Pepper, Inc. ................ 154,617 4,811,681
Monster Beverage Corp.
(a)
.............. 78,431 7,559,180
14,572,399
Biotechnology — 2.1%
Alnylam Pharmaceuticals, Inc.
(a)
.......... 15,222 3,128,426
Biogen, Inc.
(a)
...................... 16,772 3,403,878
Incyte Corp.
(a)
...................... 19,204 2,295,262
Insmed, Inc.
(a)
...................... 24,582 2,423,785
Moderna, Inc.
(a) (b)
.................... 40,649 2,228,378
Natera, Inc.
(a)
...................... 15,645 4,189,105
Regeneron Pharmaceuticals, Inc. ......... 11,537 8,798,462
Revolution Medicines, Inc.
(a)
............. 21,184 3,972,636
Roivant Sciences Ltd.
(a)
................ 57,442 1,947,858
Summit Therapeutics, Inc.
(a) (b)
............ 15,238 198,399
United Therapeutics Corp.
(a)
............. 4,323 2,238,060
34,824,249
Broadline Retail — 0.5%
Coupang, Inc. , Class A
(a)
............... 147,590 2,413,096
eBay, Inc. ......................... 50,864 5,799,005
8,212,101
Security
Shares
Shares Value
Building Products — 1.0%
Carrier Global Corp. .................. 88,870 $ 5,493,055
Johnson Controls International plc ........ 70,011 10,267,813
Lennox International, Inc. .............. 3,682 1,531,270
17,292,138
Capital Markets — 4.4%
Ameriprise Financial, Inc. .............. 9,958 5,435,475
Ares Management Corp. , Class A ......... 24,046 3,080,052
Bank of New York Mellon Corp. (The) ...... 75,878 11,862,008
Carlyle Group, Inc. (The) ............... 24,583 1,131,310
Coinbase Global, Inc. , Class A
(a)
.......... 25,208 3,686,922
Interactive Brokers Group, Inc. , Class A ..... 50,709 4,461,885
LPL Financial Holdings, Inc. ............. 8,841 3,127,062
Moody's Corp. ...................... 17,311 8,281,236
MSCI, Inc. , Class A .................. 8,140 4,658,033
Nasdaq, Inc. ....................... 42,688 4,020,783
Northern Trust Corp. .................. 21,152 3,853,683
Raymond James Financial, Inc. .......... 19,098 3,360,866
Robinhood Markets, Inc. , Class A
(a)
........ 89,001 7,703,926
State Street Corp. ................... 30,747 5,662,367
T. Rowe Price Group, Inc. .............. 24,421 2,729,047
73,054,655
Chemicals — 2.7%
Air Products & Chemicals, Inc. ........... 25,454 7,506,130
Albemarle Corp. .................... 13,467 1,584,258
CF Industries Holdings, Inc. ............. 17,548 2,196,834
Corteva, Inc. ....................... 76,924 6,054,688
Dow, Inc. ......................... 82,743 2,506,285
Ecolab, Inc. ....................... 28,912 8,026,839
International Flavors & Fragrances, Inc. ..... 29,348 2,324,949
LyondellBasell Industries NV , Class A ...... 29,503 1,831,546
PPG Industries, Inc. .................. 25,553 2,824,118
Sherwin-Williams Co. (The) ............. 26,597 9,065,587
43,921,234
Commercial Services & Supplies — 1.3%
Cintas Corp. ....................... 39,442 8,071,016
Clean Harbors, Inc.
(a)
................. 5,723 1,790,612
Copart, Inc.
(a)
...................... 96,429 2,808,013
Republic Services, Inc. , Class A .......... 22,721 4,783,907
Rollins, Inc. ........................ 36,127 1,371,742
Veralto Corp. ....................... 27,163 2,557,940
21,383,230
Communications Equipment — 1.4%
Ciena Corp.
(a)
...................... 16,185 6,102,554
F5, Inc.
(a)
......................... 6,271 2,524,517
Lumentum Holdings, Inc.
(a)
............. 8,900 6,354,066
Motorola Solutions, Inc. ............... 19,143 8,341,562
23,322,699
Construction & Engineering — 0.9%
API Group Corp.
(a)
................... 43,548 1,727,985
Comfort Systems USA, Inc. ............. 3,902 6,749,250
EMCOR Group, Inc. .................. 4,873 3,885,876
MasTec, Inc.
(a)
...................... 7,026 1,848,541
14,211,652
Construction Materials — 0.9%
CRH plc .......................... 76,718 7,288,977
Martin Marietta Materials, Inc. ........... 6,936 3,642,371
Vulcan Materials Co. ................. 14,344 3,852,368
14,783,716

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance — 0.3%
SoFi Technologies, Inc.
(a) (b)
............. 144,962 $ 2,364,330
Synchrony Financial .................. 38,634 2,928,071
5,292,401
Consumer Staples Distribution & Retail — 1.8%
Casey's General Stores, Inc. ............ 4,233 3,686,943
Dollar General Corp. ................. 25,169 3,197,722
Dollar Tree, Inc.
(a)
.................... 20,934 2,663,014
Kroger Co. (The) .................... 64,956 3,750,559
Performance Food Group Co.
(a)
.......... 17,861 2,043,120
Sysco Corp. ....................... 54,703 4,662,884
Target Corp. ....................... 51,998 7,513,191
US Foods Holding Corp.
(a)
.............. 25,156 2,530,442
30,047,875
Containers & Packaging — 0.7%
Amcor plc ......................... 53,029 2,379,941
Ball Corp. ......................... 28,682 1,861,462
International Paper Co. ................ 60,542 2,471,930
Packaging Corp. of America ............ 10,168 2,499,701
Smurfit WestRock plc ................. 60,165 2,765,785
11,978,819
Distributors — 0.1%
Genuine Parts Co. ................... 15,958 1,984,696
Diversified REITs — 0.1%
WP Carey, Inc. ..................... 25,244 1,857,958
Diversified Telecommunication Services — 0.1%
AST SpaceMobile, Inc. , Class A
(a) (b)
........ 30,373 1,791,400
Electric Utilities — 2.9%
Alliant Energy Corp. .................. 29,671 2,100,113
American Electric Power Co., Inc. ......... 62,253 7,959,046
Edison International .................. 42,514 3,119,252
Entergy Corp. ...................... 52,296 5,628,096
Evergy, Inc. ........................ 26,388 2,190,468
Eversource Energy .................. 43,047 3,081,735
Exelon Corp. ....................... 117,217 5,370,883
FirstEnergy Corp. ................... 62,500 3,019,375
NRG Energy, Inc. .................... 22,922 3,078,195
PG&E Corp. ....................... 250,835 4,359,512
PPL Corp. ........................ 82,634 2,909,543
Xcel Energy, Inc. .................... 71,514 5,592,395
48,408,613
Electrical Equipment — 2.1%
AMETEK, Inc. ...................... 26,386 6,377,760
Bloom Energy Corp. , Class A
(a)
........... 30,499 6,276,999
Emerson Electric Co. ................. 64,654 9,686,462
Hubbell, Inc. , Class B ................. 5,755 2,719,525
Nextpower, Inc. , Class A
(a)
.............. 16,837 1,513,141
nVent Electric plc .................... 18,326 2,819,089
Rockwell Automation, Inc. .............. 12,746 6,119,100
35,512,076
Electronic Equipment, Instruments & Components — 2.3%
CDW Corp. ........................ 14,710 2,174,285
Coherent Corp.
(a)
.................... 21,059 5,536,201
Fabrinet
(a)
......................... 3,992 1,738,157
Flex Ltd.
(a)
......................... 40,007 4,550,796
Jabil, Inc. ......................... 11,941 3,762,012
Keysight Technologies, Inc.
(a)
............ 19,481 6,215,997
TD SYNNEX Corp. ................... 8,819 2,255,018
TE Connectivity plc .................. 33,581 6,907,276
Teledyne Technologies, Inc.
(a)
............ 5,280 3,461,410
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
TTM Technologies, Inc.
(a)
............... 11,714 $ 1,352,264
37,953,416
Energy Equipment & Services — 1.3%
Baker Hughes Co. , Class A ............. 113,355 6,856,844
Halliburton Co. ..................... 95,961 3,094,742
SLB Ltd. .......................... 169,920 8,426,333
TechnipFMC plc ..................... 43,159 3,092,774
21,470,693
Entertainment — 1.6%
Electronic Arts, Inc. .................. 26,107 5,478,815
Liberty Media Corp.-Liberty Formula One , Class
A
(a) (b)
.......................... 2,774 249,133
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
....................... 25,554 2,507,614
Live Nation Entertainment, Inc.
(a) (b)
........ 16,468 2,867,573
ROBLOX Corp. , Class A
(a)
.............. 73,747 2,625,393
Take-Two Interactive Software, Inc.
(a)
....... 19,567 4,753,216
TKO Group Holdings, Inc. , Class A ........ 7,119 1,294,305
Warner Bros Discovery, Inc.
(a)
........... 272,850 7,175,955
26,952,004
Financial Services — 2.0%
Affirm Holdings, Inc. , Class A
(a)
........... 32,356 2,313,778
Apollo Global Management, Inc. .......... 49,066 6,162,199
Block, Inc. , Class A
(a)
................. 61,258 4,976,600
Corpay, Inc.
(a)
...................... 7,356 2,810,801
Fidelity National Information Services, Inc. ... 59,358 2,657,458
Fiserv, Inc.
(a)
....................... 60,747 3,276,693
Global Payments, Inc. ................ 26,404 2,220,048
PayPal Holdings, Inc. ................. 100,955 5,775,635
Rocket Cos., Inc. , Class A
(a)
............. 105,604 1,362,292
Toast, Inc. , Class A
(a)
................. 58,779 1,896,798
33,452,302
Food Products — 1.5%
Archer-Daniels-Midland Co. ............. 51,949 4,117,997
Bunge Global SA .................... 15,185 1,613,103
General Mills, Inc. ................... 61,302 2,191,547
Hershey Co. (The) ................... 16,354 2,862,768
Kraft Heinz Co. (The) ................. 99,950 2,583,707
Mondelez International, Inc. , Class A ....... 148,413 9,247,614
Tyson Foods, Inc. , Class A ............. 32,297 1,871,934
24,488,670
Gas Utilities — 0.2%
Atmos Energy Corp. .................. 18,016 3,112,804
Ground Transportation — 1.8%
CSX Corp. ........................ 213,902 10,780,661
JB Hunt Transport Services, Inc. ......... 8,542 2,321,288
Norfolk Southern Corp. ................ 25,957 8,708,054
Old Dominion Freight Line, Inc. .......... 21,392 4,538,099
XPO, Inc.
(a)
........................ 13,513 2,715,708
29,063,810
Health Care Equipment & Supplies — 1.9%
Becton Dickinson & Co. ............... 31,564 5,227,630
Dexcom, Inc.
(a)
..................... 44,175 3,686,404
Edwards Lifesciences Corp.
(a)
........... 63,553 5,470,007
GE HealthCare Technologies, Inc. ........ 52,115 3,544,862
IDEXX Laboratories, Inc.
(a)
.............. 8,674 4,849,373
Medline, Inc. , Class A
(a)
................ 29,530 1,159,938
ResMed, Inc. ...................... 16,627 3,507,965
STERIS plc ........................ 11,265 2,572,926

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. ........... 22,265 $ 2,091,351
32,110,456
Health Care Providers & Services — 2.8%
Cardinal Health, Inc. .................. 26,802 6,165,264
Cencora, Inc. ...................... 22,127 6,889,020
Centene Corp.
(a)
.................... 56,605 3,521,963
Cigna Group (The) ................... 29,125 8,127,331
Elevance Health, Inc. ................. 23,957 9,003,999
Humana, Inc. ...................... 13,775 5,012,172
Labcorp Holdings, Inc. ................ 9,445 2,920,394
Quest Diagnostics, Inc. ................ 12,737 2,967,848
Tenet Healthcare Corp.
(a)
............... 9,814 2,500,411
47,108,402
Health Care REITs — 0.3%
Ventas, Inc. ....................... 53,022 4,958,087
Health Care Technology — 0.2%
Veeva Systems, Inc. , Class A
(a)
.......... 17,188 3,502,571
Hotels, Restaurants & Leisure — 3.4%
Airbnb, Inc. , Class A
(a)
................. 46,153 6,993,102
Carnival Corp. Ltd. ................... 146,071 4,062,234
Chipotle Mexican Grill, Inc. , Class A
(a)
...... 145,919 5,431,105
Darden Restaurants, Inc. .............. 13,108 2,668,527
DoorDash, Inc. , Class A
(a) (b)
............. 43,248 8,483,528
Expedia Group, Inc. .................. 13,095 3,859,620
Flutter Entertainment plc
(a)
.............. 16,272 1,699,936
Hilton Worldwide Holdings, Inc. .......... 25,451 8,156,791
Las Vegas Sands Corp. ............... 31,913 1,560,227
Royal Caribbean Cruises Ltd. ........... 28,633 9,113,884
Yum! Brands, Inc. ................... 30,627 4,694,507
56,723,461
Household Durables — 1.1%
DR Horton, Inc. ..................... 29,139 4,168,625
Garmin Ltd. ........................ 18,535 5,445,212
Lennar Corp. , Class A ................. 24,119 1,986,200
Lennar Corp. , Class B ................ 870 70,209
NVR, Inc.
(a)
........................ 297 1,825,674
PulteGroup, Inc. .................... 21,826 2,760,334
Somnigroup International, Inc. ........... 21,281 1,390,288
17,646,542
Household Products — 0.9%
Church & Dwight Co., Inc. .............. 27,214 2,689,015
Colgate-Palmolive Co. ................ 91,667 8,369,197
Kimberly-Clark Corp. ................. 38,145 4,169,630
15,227,842
Independent Power and Renewable Electricity Producers — 0.4%
Talen Energy Corp.
(a)
................. 4,805 1,605,351
Vistra Corp. ....................... 38,680 5,731,989
7,337,340
Industrial Conglomerates — 0.8%
3M Co. ........................... 59,855 10,551,239
DuPont de Nemours, Inc. .............. 15,691 2,149,667
12,700,906
Insurance — 5.7%
Aflac, Inc. ......................... 52,087 6,640,051
Allstate Corp. (The) .................. 29,703 7,843,968
American International Group, Inc. ........ 57,707 4,534,616
Aon plc , Class A .................... 24,673 8,895,850
Arch Capital Group Ltd.
(a)
.............. 40,379 4,059,301
Arthur J Gallagher & Co. ............... 29,141 7,268,348
Security
Shares
Shares Value
Insurance (continued)
Brown & Brown, Inc. .................. 31,996 $ 2,252,518
Cincinnati Financial Corp. .............. 17,520 3,112,954
Fidelity National Financial, Inc. , Class A ..... 27,429 1,415,062
Hartford Insurance Group, Inc. (The) ....... 31,256 4,435,539
Loews Corp. ....................... 19,313 2,240,501
Markel Group, Inc.
(a)
.................. 1,421 2,674,805
Marsh & McLennan Cos., Inc. ........... 53,916 10,227,326
MetLife, Inc. ....................... 61,621 5,923,627
Principal Financial Group, Inc. ........... 24,678 2,805,889
Prudential Financial, Inc. ............... 40,077 4,892,600
Travelers Cos., Inc. (The) .............. 24,360 9,119,410
Willis Towers Watson plc ............... 10,399 3,493,232
WR Berkley Corp. ................... 31,642 2,295,311
94,130,908
Interactive Media & Services — 0.1%
Reddit, Inc. , Class A
(a)
................. 16,037 2,255,925
IT Services — 2.2%
Cloudflare, Inc. , Class A
(a)
.............. 36,383 10,150,129
Cognizant Technology Solutions Corp. , Class A 52,257 2,892,425
CoreWeave, Inc. , Class A
(a) (b)
............ 33,851 2,429,486
MongoDB, Inc. , Class A
(a)
.............. 8,919 3,009,984
Snowflake, Inc. , Class A
(a)
.............. 38,712 11,353,456
Twilio, Inc. , Class A
(a)
................. 16,559 3,267,919
VeriSign, Inc. ...................... 9,345 2,710,237
35,813,636
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. .............. 32,643 4,516,812
Illumina, Inc.
(a)
...................... 17,492 3,587,609
IQVIA Holdings, Inc.
(a)
................. 18,972 4,458,799
Mettler-Toledo International, Inc.
(a)
........ 2,335 3,307,061
Waters Corp.
(a)
..................... 11,242 4,241,719
West Pharmaceutical Services, Inc. ....... 8,114 2,766,549
22,878,549
Machinery — 3.3%
Cummins, Inc. ...................... 15,748 9,987,382
Dover Corp. ....................... 15,426 3,156,468
Fortive Corp. ....................... 35,023 2,073,712
Illinois Tool Works, Inc. ................ 33,134 9,507,801
Ingersoll Rand, Inc. .................. 45,211 3,769,693
ITT, Inc. .......................... 10,274 2,013,499
Otis Worldwide Corp. ................. 43,973 3,163,857
PACCAR, Inc. ...................... 56,506 7,497,216
RBC Bearings, Inc.
(a)
................. 3,552 1,958,253
Snap-on, Inc. ...................... 5,743 2,356,985
Westinghouse Air Brake Technologies Corp. .. 19,319 5,619,124
Xylem, Inc. ........................ 27,248 3,187,199
54,291,189
Media — 0.5%
Charter Communications, Inc. , Class A
(a) (b)
... 9,420 1,365,712
EchoStar Corp. , Class A
(a)
.............. 15,588 1,310,795
Fox Corp. , Class A, NVS ............... 21,963 1,278,905
Fox Corp. , Class B ................... 15,521 806,161
News Corp. , Class A, NVS ............. 41,664 1,148,260
News Corp. , Class B ................. 12,700 397,129
Omnicom Group, Inc. ................. 32,705 2,573,883
8,880,845
Metals & Mining — 1.7%
Alcoa Corp. ........................ 28,865 1,306,430
Coeur Mining, Inc. ................... 118,758 1,770,682
Freeport-McMoRan, Inc. ............... 164,783 10,320,359
Nucor Corp. ....................... 26,137 6,724,789

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Reliance, Inc. ...................... 5,863 $ 2,380,964
Royal Gold, Inc. ..................... 9,675 1,919,036
Steel Dynamics, Inc. .................. 15,438 3,878,952
28,301,212
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc. ......... 84,193 1,912,865
Multi-Utilities — 2.5%
Ameren Corp. ...................... 31,674 3,471,787
CenterPoint Energy, Inc. ............... 74,802 3,144,676
CMS Energy Corp. ................... 35,405 2,548,806
Consolidated Edison, Inc. .............. 42,216 4,595,212
Dominion Energy, Inc. ................. 95,910 6,634,095
DTE Energy Co. .................... 23,627 3,351,962
NiSource, Inc. ...................... 55,008 2,444,005
Public Service Enterprise Group, Inc. ...... 57,029 4,372,984
Sempra .......................... 74,855 6,628,410
WEC Energy Group, Inc. ............... 37,235 4,074,254
41,266,191
Oil, Gas & Consumable Fuels — 6.3%
Cheniere Energy, Inc. ................. 24,019 6,330,688
Devon Energy Corp. .................. 121,856 5,499,361
Diamondback Energy, Inc. .............. 20,735 4,208,168
EOG Resources, Inc. ................. 60,894 9,054,329
EQT Corp. ........................ 70,976 3,782,311
Expand Energy Corp. ................. 27,317 2,568,617
Kinder Morgan, Inc. .................. 225,604 7,259,937
Marathon Petroleum Corp. ............. 33,403 10,571,047
Occidental Petroleum Corp. ............. 83,409 4,760,152
ONEOK, Inc. ....................... 71,113 6,457,772
Ovintiv, Inc. ........................ 31,105 1,942,818
Permian Resources Corp. , Class A ........ 86,194 1,836,794
Phillips 66 ......................... 46,066 9,751,251
Targa Resources Corp. ................ 24,393 6,595,135
Texas Pacific Land Corp. ............... 6,632 2,669,911
Valero Energy Corp. .................. 33,913 10,611,378
Williams Cos., Inc. (The) ............... 139,354 9,969,385
103,869,054
Passenger Airlines — 0.8%
Delta Air Lines, Inc. .................. 74,576 6,520,925
Southwest Airlines Co. ................ 53,279 2,395,957
United Airlines Holdings, Inc.
(a)
........... 37,032 4,493,093
13,409,975
Personal Care Products — 0.4%
Estee Lauder Cos., Inc. (The) , Class A ..... 28,168 2,363,295
Kenvue, Inc. ....................... 198,681 3,822,623
6,185,918
Pharmaceuticals — 0.5%
Royalty Pharma plc , Class A ............ 42,301 2,471,647
Viatris, Inc. ........................ 129,232 2,269,314
Zoetis, Inc. , Class A .................. 48,181 3,723,910
8,464,871
Professional Services — 1.8%
Automatic Data Processing, Inc. .......... 46,080 12,278,477
Broadridge Financial Solutions, Inc. ....... 13,260 2,041,377
Equifax, Inc. ....................... 13,682 2,361,787
Jacobs Solutions, Inc. ................. 13,390 1,806,713
Leidos Holdings, Inc. ................. 14,228 1,644,757
Paychex, Inc. ...................... 37,104 4,335,231
SS&C Technologies Holdings, Inc. ........ 23,913 1,842,496
Security
Shares
Shares Value
Professional Services (continued)
Verisk Analytics, Inc. , Class A ............ 15,048 $ 2,932,103
29,242,941
Real Estate Management & Development — 0.4%
(a)
CBRE Group, Inc. , Class A ............. 33,444 4,909,914
CoStar Group, Inc. ................... 44,227 1,271,968
6,181,882
Residential REITs — 0.8%
AvalonBay Communities, Inc. ........... 15,898 2,950,828
Equity Residential ................... 38,911 2,585,636
Essex Property Trust, Inc. .............. 7,057 2,005,176
Invitation Homes, Inc. ................. 59,459 1,767,121
Mid-America Apartment Communities, Inc. ... 13,409 1,774,547
Sun Communities, Inc. ................ 12,160 1,501,517
12,584,825
Retail REITs — 1.0%
Kimco Realty Corp. .................. 78,187 1,992,205
Realty Income Corp. .................. 103,404 6,604,413
Simon Property Group, Inc. ............. 36,104 8,281,175
16,877,793
Semiconductors & Semiconductor Equipment — 3.2%
Amkor Technology, Inc. ................ 14,080 702,170
Astera Labs, Inc.
(a)
................... 15,813 4,921,480
Credo Technology Group Holding Ltd.
(a)
..... 18,910 3,914,181
Entegris, Inc. ....................... 17,438 2,075,994
First Solar, Inc.
(a)
.................... 11,672 2,463,142
Lattice Semiconductor Corp.
(a)
........... 15,796 1,962,969
MACOM Technology Solutions Holdings, Inc.
(a)
7,938 1,995,931
Microchip Technology, Inc. .............. 61,980 4,604,494
MKS, Inc. ......................... 7,641 2,272,815
Monolithic Power Systems, Inc. .......... 5,389 7,684,876
NXP Semiconductors NV .............. 27,726 6,353,690
ON Semiconductor Corp.
(a)
............. 44,850 3,660,208
Qnity Electronics, Inc. ................. 23,931 3,139,268
Teradyne, Inc. ...................... 17,972 6,608,125
52,359,343
Software — 3.1%
Autodesk, Inc.
(a)
..................... 24,375 5,708,625
Circle Internet Group, Inc. , Class A
(a) (b)
...... 20,534 1,285,634
Datadog, Inc. , Class A
(a)
............... 35,803 9,594,130
Fair Isaac Corp.
(a)
.................... 2,504 2,811,917
Fortinet, Inc.
(a)
...................... 71,327 11,551,408
PTC, Inc.
(a)
........................ 12,772 1,752,318
Roper Technologies, Inc. ............... 11,522 4,516,278
Strategy, Inc. , Class A
(a) (b)
.............. 37,900 3,535,312
Trimble, Inc.
(a)
...................... 26,416 1,494,617
Tyler Technologies, Inc.
(a)
.............. 4,793 1,483,913
Workday, Inc. , Class A
(a)
............... 23,239 3,726,141
Zoom Communications, Inc. , Class A
(a)
..... 27,541 2,645,864
Zscaler, Inc.
(a)
...................... 11,743 1,775,542
51,881,699
Specialized REITs — 1.9%
Crown Castle, Inc. ................... 49,596 3,784,175
Digital Realty Trust, Inc. ............... 37,679 7,103,245
Extra Space Storage, Inc. .............. 23,455 3,472,278
Iron Mountain, Inc. ................... 33,793 4,133,560
Public Storage ...................... 19,267 6,245,784
SBA Communications Corp. , Class A ....... 12,181 2,204,517
VICI Properties, Inc. , Class A ............ 119,468 3,147,982
Weyerhaeuser Co. ................... 78,013 1,952,665
32,044,206

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail — 2.4%
AutoZone, Inc.
(a)
.................... 1,898 $ 5,724,843
Burlington Stores, Inc.
(a)
............... 7,153 2,635,737
Carvana Co. , Class A
(a)
................ 76,659 4,780,455
Dick's Sporting Goods, Inc. ............. 7,255 1,421,327
O'Reilly Automotive, Inc.
(a)
.............. 94,682 8,459,837
Ross Stores, Inc. .................... 36,588 9,186,149
Tractor Supply Co. ................... 55,426 1,705,458
Ulta Beauty, Inc.
(a)
................... 5,000 2,564,150
Williams-Sonoma, Inc. ................ 13,481 3,082,566
39,560,522
Technology Hardware, Storage & Peripherals — 2.0%
Dell Technologies, Inc. , Class C .......... 32,654 13,236,952
Everpure, Inc. , Class A
(a)
............... 36,486 2,815,625
Hewlett Packard Enterprise Co. .......... 151,999 7,280,752
HP, Inc. .......................... 104,861 2,859,559
IonQ, Inc.
(a) (b)
....................... 42,455 1,547,060
NetApp, Inc. ....................... 21,769 3,885,766
Super Micro Computer, Inc.
(a)
............ 64,059 1,819,276
33,444,990
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.
(a)
.............. 11,328 1,346,559
NIKE, Inc. , Class B .................. 133,239 5,557,399
Tapestry, Inc. ....................... 23,033 3,509,538
10,413,496
Trading Companies & Distributors — 2.0%
Fastenal Co. ....................... 126,639 6,041,947
Ferguson Enterprises, Inc. .............. 21,291 4,989,120
Sunbelt Rentals Holdings, Inc. ........... 47,630 3,425,550
United Rentals, Inc. .................. 7,163 7,730,739
Watsco, Inc. ....................... 3,967 1,226,993
WESCO International, Inc. .............. 5,463 1,876,486
WW Grainger, Inc. ................... 5,128 7,088,024
32,378,859
Water Utilities — 0.2%
American Water Works Co., Inc. .......... 21,574 2,894,584
Total Common Stocks — 99 .8%
(Cost: $ 1,283,136,779 ) ............................ 1,655,188,511
Security
Shares
Shares Value
Rights
Health Care Equipment & Supplies — 0.0%
Hologic, Inc., CVR
(a) (c)
................ 24,385 $ 244
Total Rights — 0.0%
(Cost: $ 244 ) .................................... 244
Total Long-Term Investments — 99.8%
(Cost: $ 1,283,137,023 ) ............................ 1,655,188,755
Short-Term Securities
Money Market Funds — 1.6%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(f)
.................. 23,531,951 23,539,010
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% ................... 1,940,325 1,940,325
Total Short-Term Securities — 1 .6%
(Cost: $ 25,473,758 ) ............................... 25,479,335
Total Investments — 101 .4%
(Cost: $ 1,308,610,781 ) ............................ 1,680,668,090
Liabilities in Excess of Other Assets — (1.4) % ............. (22,710,631)
Net Assets — 100.0% ...............................
$ 1,657,957,459
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 18,623,895 $ 4,918,030
(a)
$ — $ (2,757) $ (158) $ 23,539,010 23,531,951 $ 15,300
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,189,758 — (249,433)
(a)
— — 1,940,325 1,940,325 17,362 —
$ (2,757) $ (158) $ 25,479,335 $ 32,662 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Mid-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 7 09/18/26 $ 2,641 $ (50,010)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,655,188,511 $ — $ — $ 1,655,188,511
Rights ................................................ — — 244 244
Short-Term Securities
Money Market Funds ...................................... 25,479,335 — — 25,479,335
$ 1,680,667,846 $ — $ 244 $ 1,680,668,090
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (50,010) $ — $ — $ (50,010)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust